Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Income Tax Rate [Abstract]
Net income (loss) before income tax, amount		$ (6,356,924)	$ (484,744)
Net income (loss) before income tax, percentage
Tax at Hong Kong statutory tax rate of 16.5%, amount		$ (1,048,892)	$ (79,983)
Tax at Hong Kong statutory tax rate of 16.5%, percentage		16.50%	(16.50%)
Tax effect of temporary difference, amount
Tax effect of temporary difference, percentage
Tax effect of non-taxable income, amount		$ (131)	$ (3,121)
Tax effect of non-taxable income, percentage		0.00%	(0.60%)
Tax effect of non-deductible expenses, amount		$ 198,447	$ 29,904
Tax effect of non-deductible expenses, percentage		(3.10%)	6.20%
Tax effect of tax losses not recognised, amount		$ 1,376,558
Tax effect of tax losses not recognised, percentage		(21.70%)
Valuation allowance for tax losses, amount		$ 1,816,457
Valuation allowance for tax losses, percentage		(28.60%)
Tax concession, amount	[1]	$ 0
Tax concession, percentage	[1]	0.00%
Tax holiday, amount	[2]
Tax holiday, percentage	[2]
Income tax expense (credit), amount		$ 965,881	$ (53,200)
Income tax expense (credit), percentage		(15.20%)	(10.90%)

[1]	Tax concession represented election by the Company for profits tax rate at 8.25% on the first HK$2,000,000 under the two-tiered profits tax regime as above mentioned.
[2]	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the Cayman Islands which is not subject to profits tax.